INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Inventory Disclosure [Abstract]
Inventory write-off	$ 644	$ 1,007
Outstanding inventory purchase orders	$ 57,810